The CAMCO Investors Fund

30 East Main Street

Berryville, VA 22611

May 9, 2006

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

The CAMCO Investors Fund (the “Registrant”);

File Nos. 333-39345 and 811-08465

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the Registrant's Post-Effective Amendment No. 10, which was filed with the Commission on April 28, 2006 and (ii) that Post-Effective Amendment No. 10 has been filed electronically with the Commission.

Very truly yours,

/s/ Dennis Connor

Dennis Connor

President